S-K 1603(a) SPAC Sponsor - Alchemy Deeptech Capital Llc, Sponsor [Member] - USD ($)	Nov. 09, 2026	Jun. 30, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Alchemy DeepTech Capital LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Alchemy DeepTech Capital LLC, a Delaware limited liability company with its registered address at 251 Little Falls Drive, Wilmington, New Castle County, Delaware 19808.
Experience and Involvement in Other SPACs [Text Block]	None of the members of the Sponsor, nor any affiliate or promoter of the Company have any prior experience with, or are currently involved in other special purpose acquisition companies, however they may choose to organize or become affiliated with special purpose acquisition companies in the future.
Material Roles and Responsibilities [Text Block]

Given the management teams overlap between the Sponsor and ALCY, the Sponsor plays a material role in directing, supporting, and managing ALCY’s activities throughout its lifecycle, including its formation, operation, and the pursuit of a business combination. The Sponsor’s roles and responsibilities include:

●	Operational and administrative support: providing office space and secretarial and administrative and support services to ALCY.
●	Capital contributions and financing: the Sponsor is responsible for providing the initial capital to fund ALCY’s formation and operational expenses. The Sponsor may also contribute additional funds via loans to cover ALCY’s on-going expenses associated with the business combination process.
●	Day-to-day management: given the overlap between the Sponsor’s and ALCY’s management team, the Sponsor’s personnel actively support ALCY’s corporate governance, maintaining compliance, business combination transaction identification and execution.
●	Post-closing governance. Under the Business Combination Agreement, the Sponsor has the right to designate one independent director to Pubco’s board (reasonably acceptable to Cartiga).

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Pubco will use cash from the Trust Account to pay any merger transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding Sponsor Promissory Notes, Working Capital Loans or other obligations of ALCY to the Sponsor or its affiliates.
SPAC Sponsor, Reimbursements, Amount		$ 2,186,000
Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Total Amount	$ 50,000
Price Paid or to be Paid for Securities, Per Share	$ 0.02
Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	538,000
Price Paid or to be Paid for Securities, Per Share	$ 10
Pubco Class A Common Stock [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,413,000